Transamerica Premier Life Insurance Company 4333 Edgewood Rd NE Cedar Rapids, Iowa 52499

May 1, 2015

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D. C. 20549-0506

RE:	Separate Account VA CC

Advisor’s Edge Variable Annuity and

Advisor’s Edge Select Variable Annuity (333-146323)

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectuses, supplements and statements of additional information, dated May 1, 2015 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please contact me at (213) 742-5216.

Sincerely,

/s/Alison Ryan

Alison Ryan

Vice President